Property and Equipment (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property And Equipment (Textual) [Abstract]
Depreciation and amortization expense	$ 4,380,000	$ 3,009,000	$ 4,264,000	$ 3,483,000	$ 2,907,000
Impairment charge				$ 800,000